Significant Risks and Uncertainties Including Business and Credit Concentrations (Details Narrative) (10K) - Mann- India Technologies Private Limited [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Two Customers [Member] | Revenues [Member]
Concentration risk, percentage	91.00%	72.00%	70.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration risk, percentage				87.00%
Three Customers [Member] | Revenues [Member]
Concentration risk, percentage				77.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration risk, percentage	89.00%		87.00%